JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited)

Investments		Principal Amount ($000)	Value ($000)
FOREIGN GOVERNMENT SECURITIES - 65.2%
Angola - 1.5%
Republic of Angola
9.50%, 11/12/2025(a)		1,100	1,169
8.00%, 11/26/2029(b)		5,060	4,995
8.00%, 11/26/2029(a)		1,200	1,185
9.38%, 5/8/2048(a)		2,806	2,772

			10,121

Argentina - 1.2%
Argentine Republic
1.00%, 7/9/2029		415	171
0.12%, 7/9/2030(c)		5,717	2,180
0.12%, 7/9/2035(c)		8,940	3,059
0.12%, 1/9/2038(c)		1,979	773
0.12%, 7/9/2041(c)		4,050	1,462

			7,645

Armenia - 0.4%
Republic of Armenia
3.95%, 9/26/2029(b)		390	395
3.60%, 2/2/2031(b)		2,400	2,320

			2,715

Azerbaijan - 0.1%
Republic of Azerbaijan
3.50%, 9/1/2032(a)		500	523

Bahrain - 2.2%
Kingdom of Bahrain
6.13%, 8/1/2023(a)		500	537
7.00%, 1/26/2026(a)		6,300	7,278
7.00%, 10/12/2028(a)		710	820
6.75%, 9/20/2029(a)		3,094	3,483
5.45%, 9/16/2032(a)		1,150	1,169
6.00%, 9/19/2044(a)		650	640
7.50%, 9/20/2047(a)		600	673

			14,600

Belarus - 1.4%
Republic of Belarus
6.88%, 2/28/2023(a)		450	466
6.38%, 2/24/2031(b)		8,670	8,791

			9,257

Benin - 0.3%
Benin Government Bond
6.88%, 1/19/2052(b)	EUR	1,363	1,737

Bermuda - 0.3%
Bermuda Government Bond
4.85%, 2/6/2024(a)		643	714
3.72%, 1/25/2027(a)		250	278
2.38%, 8/20/2030(b)		524	539
3.38%, 8/20/2050(b)		612	649

			2,180

Bolivia, Plurinational State of - 0.1%
Plurinational State of Bolivia
4.50%, 3/20/2028(a)		1,000	907

Brazil - 0.9%
Federative Republic of Brazil
2.88%, 6/6/2025		760	785
3.88%, 6/12/2030		640	658
5.63%, 1/7/2041		4,250	4,717

			6,160

Colombia - 2.0%
Republic of Colombia
4.50%, 3/15/2029		2,050	2,334
3.13%, 4/15/2031		700	721
5.00%, 6/15/2045		7,141	8,266
4.13%, 5/15/2051		613	641
Titulos de Tesoreria
Series B, 7.25%, 10/26/2050	COP	3,700,000	1,086

			13,048

Costa Rica - 0.6%
Republic of Costa Rica
4.25%, 1/26/2023(a)		450	443
6.13%, 2/19/2031(a)		1,300	1,301
5.63%, 4/30/2043(a)		2,850	2,532

			4,276

Dominican Republic - 4.0%
Dominican Republic Government Bond
6.88%, 1/29/2026(a)		6,200	7,324
4.50%, 1/30/2030(b)		4,050	4,220
4.50%, 1/30/2030(a)		250	260
4.88%, 9/23/2032(b)		4,520	4,803
5.30%, 1/21/2041(b)		739	761
6.50%, 2/15/2048(a)		200	226
6.40%, 6/5/2049(a)		3,270	3,644
6.40%, 6/5/2049(b)		2,040	2,273
5.88%, 1/30/2060(b)		3,210	3,345

			26,856

Ecuador - 1.0%
Republic of Ecuador
Zero Coupon, 7/31/2030(b)		429	185
0.50%, 7/31/2030(b)(c)		3,627	1,944
0.50%, 7/31/2035(b)(c)		6,425	2,952
0.50%, 7/31/2040(b)(c)		4,198	1,838

			6,919

Egypt - 4.0%
Arab Republic of Egypt
14.31%, 10/13/2023	EGP	21,000	1,347
5.75%, 5/29/2024(b)		2,900	3,118
5.88%, 6/11/2025(a)		500	543
7.50%, 1/31/2027(a)		3,150	3,631
6.59%, 2/21/2028(a)		3,000	3,247
7.05%, 1/15/2032(b)		2,640	2,815
8.50%, 1/31/2047(a)		1,233	1,351
8.88%, 5/29/2050(a)		8,350	9,438
8.15%, 11/20/2059(b)		900	954

			26,444

El Salvador - 1.4%
Republic of El Salvador
7.75%, 1/24/2023(a)		75	76
5.88%, 1/30/2025(a)		620	604
8.63%, 2/28/2029(a)		2,270	2,372
7.63%, 2/1/2041(a)		2,100	2,016
7.12%, 1/20/2050(a)		3,650	3,376

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
9.50%, 7/15/2052(b)		810	849

			9,293

Ethiopia - 0.4%
Federal Democratic Republic of Ethiopia
6.63%, 12/11/2024(a)		3,067	2,873

Gabon - 0.2%
Gabonese Republic
6.38%, 12/12/2024(a)		359	374
6.95%, 6/16/2025(a)		402	429
6.63%, 2/6/2031(b)		500	493

			1,296

Ghana - 1.3%
Republic of Ghana
7.63%, 5/16/2029(a)		2,850	3,001
10.75%, 10/14/2030(a)		770	1,019
8.13%, 3/26/2032(a)		2,100	2,194
8.63%, 6/16/2049(a)		2,550	2,550

			8,764

Guatemala - 0.8%
Republic of Guatemala
4.90%, 6/1/2030(b)		2,100	2,367
5.38%, 4/24/2032(b)		600	707
6.13%, 6/1/2050(b)		1,650	2,035

			5,109

Honduras - 0.0%(d)
Republic of Honduras
5.63%, 6/24/2030(b)		280	314

Hungary - 0.2%
Hungary Government Bond
7.63%, 3/29/2041		674	1,174

Indonesia - 0.2%
Republic of Indonesia
7.38%, 5/15/2048	IDR	16,000,000	1,183

Iraq - 0.4%
Republic of Iraq
5.80%, 1/15/2028(a)		2,931	2,763

Ivory Coast - 1.5%
Republic of Cote d’Ivoire
6.38%, 3/3/2028(a)		1,300	1,457
4.88%, 1/30/2032(b)	EUR	308	383
6.13%, 6/15/2033(a)		1,289	1,417
6.88%, 10/17/2040(a)	EUR	4,650	6,347
6.63%, 3/22/2048(a)	EUR	400	527

			10,131

Jamaica - 1.0%
Jamaica Government Bond
6.75%, 4/28/2028		2,750	3,286
8.00%, 3/15/2039		711	1,012
7.88%, 7/28/2045		1,605	2,255

			6,553

Jordan - 1.0%
Hashemite Kingdom of Jordan
5.75%, 1/31/2027(a)		650	719
5.85%, 7/7/2030(b)		5,170	5,674

			6,393

Kazakhstan - 1.2%
Republic of Kazakhstan
Zero Coupon, 1/20/2022(b)	KZT	999,677	2,166
1.50%, 9/30/2034(a)	EUR	4,550	5,744

			7,910

Kenya - 1.4%
Republic of Kenya
6.88%, 6/24/2024(a)		3,950	4,351
8.00%, 5/22/2032(a)		1,050	1,206
8.25%, 2/28/2048(a)		3,450	3,894

			9,451

Lebanon - 0.1%
Lebanese Republic
6.38%, 3/9/2020(e)		3,165	379
6.15%, 6/19/2020(e)		1,450	170
6.65%, 2/26/2030(a)(e)		708	81

			630

Malaysia - 0.2%
1MDB Global Investments Ltd.
4.40%, 3/9/2023(a)		1,400	1,403

Mexico - 2.9%
Mex Bonos Desarr Fix Rt
7.75%, 11/13/2042	MXN	87,000	4,779
United Mexican States
3.75%, 1/11/2028		2,150	2,386
4.50%, 4/22/2029		2,700	3,114
4.75%, 3/8/2044		250	282
4.60%, 2/10/2048		750	826
3.77%, 5/24/2061		5,998	5,771
3.75%, 4/19/2071		1,653	1,549
5.75%, 10/12/2110		400	496

			19,203

Morocco - 0.8%
Kingdom of Morocco
1.50%, 11/27/2031(a)	EUR	2,000	2,392
3.00%, 12/15/2032(b)		693	697
5.50%, 12/11/2042(a)		1,382	1,706
4.00%, 12/15/2050(b)		456	464

			5,259

Mozambique - 0.1%
Republic of Mozambique
5.00%, 9/15/2031(b)(c)		700	632

Nigeria - 3.2%
Federal Republic of Nigeria
7.63%, 11/21/2025(a)		3,650	4,178
6.50%, 11/28/2027(a)		1,000	1,076
7.14%, 2/23/2030(a)		300	321
7.88%, 2/16/2032(a)		6,264	6,840
7.70%, 2/23/2038(a)		1,300	1,363
7.63%, 11/28/2047(a)		6,950	7,221

			20,999

Oman - 2.2%
Sultanate of Oman Government Bond
4.88%, 2/1/2025(b)		4,507	4,718
5.38%, 3/8/2027(a)		3,244	3,339
6.00%, 8/1/2029(a)		209	219
6.25%, 1/25/2031(b)		2,750	2,919
6.75%, 1/17/2048(a)		2,722	2,687

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
7.00%, 1/25/2051(b)		513	520

			14,402

Panama - 1.2%
Republic of Panama
3.88%, 3/17/2028		2,100	2,370
4.50%, 4/1/2056		1,080	1,320
3.87%, 7/23/2060		4,000	4,429

			8,119

Paraguay - 1.2%
Republic of Paraguay
2.74%, 1/29/2033(b)		769	783
6.10%, 8/11/2044(a)		1,368	1,799
5.40%, 3/30/2050(b)		4,325	5,382

			7,964

Peru - 0.1%
Republic of Peru
5.94%, 2/12/2029(b)	PEN	670	224
5.63%, 11/18/2050		450	687

			911

Philippines - 1.3%
Republic of Philippines
7.75%, 1/14/2031		850	1,303
3.70%, 2/2/2042		1,450	1,650
2.95%, 5/5/2045		5,650	5,844

			8,797

Qatar - 1.0%
State of Qatar
4.63%, 6/2/2046(a)		500	643
4.82%, 3/14/2049(a)		2,750	3,683
4.40%, 4/16/2050(b)		1,570	2,002

			6,328

Romania - 1.9%
Romania Government Bond
3.62%, 5/26/2030(b)	EUR	1,650	2,383
2.63%, 12/2/2040(b)	EUR	1,454	1,835
4.63%, 4/3/2049(a)	EUR	5,239	8,525

			12,743

Russia - 2.4%
Russian Federation
12.75%, 6/24/2028(a)		3,900	6,606
7.25%, 5/10/2034	RUB	110,000	1,539
5.10%, 3/28/2035(a)		2,000	2,491
5.88%, 9/16/2043(a)		1,200	1,686
5.25%, 6/23/2047(a)		2,600	3,488

			15,810

Saudi Arabia - 1.2%
Kingdom of Saudi Arabia
4.38%, 4/16/2029(a)		850	999
2.25%, 2/2/2033(b)		1,502	1,486
4.50%, 10/26/2046(a)		1,460	1,715
5.00%, 4/17/2049(a)		400	506
4.50%, 4/22/2060(b)		1,200	1,443
3.45%, 2/2/2061(b)		1,980	1,978

			8,127

Senegal - 0.7%
Republic of Senegal
6.25%, 7/30/2024(a)		1,900	2,101
6.75%, 3/13/2048(a)		2,650	2,822

			4,923

Serbia - 1.6%
Republic of Serbia
4.50%, 1/11/2026	RSD	239,890	2,714
5.88%, 2/8/2028	RSD	50,000	617
1.50%, 6/26/2029(b)	EUR	5,100	6,321
2.13%, 12/1/2030(b)		1,288	1,246

			10,898

South Africa - 3.1%
Republic of South Africa
4.88%, 4/14/2026		2,200	2,368
4.85%, 9/30/2029		4,750	4,913
8.88%, 2/28/2035	ZAR	87,000	5,092
5.00%, 10/12/2046		1,150	1,042
8.75%, 2/28/2048	ZAR	57,000	3,094
5.75%, 9/30/2049		4,610	4,423

			20,932

Sri Lanka - 1.1%
Democratic Socialist Republic of Sri Lanka
5.75%, 4/18/2023(a)		1,750	1,147
6.35%, 6/28/2024(b)		520	330
6.85%, 11/3/2025(a)		1,700	1,057
6.20%, 5/11/2027(a)		2,350	1,408
6.75%, 4/18/2028(a)		458	275
7.85%, 3/14/2029(a)		4,560	2,753

			6,970

Trinidad and Tobago - 0.5%
Republic of Trinidad and Tobago
4.50%, 6/26/2030(b)		3,080	3,289

Turkey - 2.5%
Republic of Turkey
5.75%, 3/22/2024		1,250	1,315
4.25%, 4/14/2026		3,350	3,320
5.13%, 2/17/2028		2,950	2,979
7.63%, 4/26/2029		750	864
5.95%, 1/15/2031		1,350	1,384
4.88%, 4/16/2043		7,587	6,411
Turkiye Ihracat Kredi Bankasi A/S
8.25%, 1/24/2024(b)		340	368

			16,641

Ukraine - 3.8%
Ukraine Government Bond
7.75%, 9/1/2023(a)		4,250	4,630
8.99%, 2/1/2024(a)		5,700	6,413
7.75%, 9/1/2024(a)		1,150	1,266
15.84%, 2/26/2025(a)	UAH	45,620	1,808
7.75%, 9/1/2025(a)		2,800	3,121
7.75%, 9/1/2027(a)		713	797
7.25%, 3/15/2033(a)		6,700	7,125

			25,160

United Arab Emirates - 0.4%
United Arab Emirates Government Bond
4.13%, 10/11/2047(a)		1,550	1,907
4.00%, 7/28/2050(b)		710	714

			2,621

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Uruguay - 0.4%
Oriental Republic of Uruguay
7.88%, 1/15/2033	900	1,431
4.98%, 4/20/2055	1,060	1,413

		2,844

Venezuela, Bolivarian Republic of - 0.1%
Bolivarian Republic of Venezuela
7.75%, 10/13/2019(a)(e)	91	8
12.75%, 8/23/2022(a)(e)	1,470	136
9.25%, 5/7/2028(a)(e)	2,130	197

		341

Zambia - 0.2%
Republic of Zambia
5.38%, 9/20/2022(a)	650	331
8.97%, 7/30/2027(a)	2,045	1,064

		1,395

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $433,215)		433,936

CORPORATE BONDS - 24.8%
Azerbaijan - 0.8%
State Oil Co. of the Azerbaijan Republic
6.95%, 3/18/2030(a)	3,950	5,029

Bahrain - 0.3%
Oil and Gas Holding Co. BSCC (The)
7.63%, 11/7/2024(b)	500	559
8.38%, 11/7/2028(b)	1,100	1,287

		1,846

Belarus - 0.1%
Development Bank of the Republic of Belarus JSC
6.75%, 5/2/2024(b)	870	885

Brazil - 3.0%
Banco do Estado do Rio Grande do Sul SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.93%), 5.38%, 1/28/2031(b)(f)	2,080	2,071
GUSAP III LP
4.25%, 1/21/2030(a)	3,000	3,275
Klabin Austria GmbH
5.75%, 4/3/2029(a)	2,700	3,105
Movida Europe SA
5.25%, 2/8/2031(b)	1,370	1,370
Petrobras Global Finance BV
6.90%, 3/19/2049	3,650	4,373
Prumo Participacoes e Investimentos S/A
7.50%, 12/31/2031(b)	413	463
Simpar Europe SA
5.20%, 1/26/2031(b)	1,821	1,830
Suzano Austria GmbH
6.00%, 1/15/2029	2,750	3,290

		19,777

Cayman Islands - 0.4%
Bioceanico Sovereign Certificate Ltd.
Zero Coupon, 6/5/2034(b)	3,356	2,591

Chile - 1.7%
Celulosa Arauco y Constitucion SA
4.25%, 4/30/2029(b)	5,050	5,662
Corp. Nacional del Cobre de Chile
4.38%, 2/5/2049(a)	570	674
Empresa de los Ferrocarriles del Estado
3.07%, 8/18/2050(b)	376	350
Empresa de Transporte de Pasajeros Metro SA
5.00%, 1/25/2047(a)	400	501
Empresa Nacional del Petroleo
5.25%, 11/6/2029(b)	2,750	3,234
4.50%, 9/14/2047(a)	400	439
Kenbourne Invest SA
4.70%, 1/22/2028(b)	745	754

		11,614

China - 1.4%
Avi Funding Co. Ltd.
3.80%, 9/16/2025(a)	900	1,004
Chinalco Capital Holdings Ltd.
4.00%, 8/25/2021(a)	1,100	1,109
Country Garden Holdings Co. Ltd.
3.88%, 10/22/2030(a)	1,920	1,994
Minmetals Bounteous Finance BVI Ltd.
4.20%, 7/27/2026(a)	450	501
New Metro Global Ltd.
6.50%, 5/20/2022(a)	720	740
RKPF Overseas 2019 A Ltd.
6.00%, 9/4/2025(a)	1,900	1,959
Sunac China Holdings Ltd.
7.00%, 7/9/2025(a)	1,940	1,974

		9,281

Colombia - 1.4%
Ecopetrol SA
6.88%, 4/29/2030	1,900	2,364
5.88%, 5/28/2045	2,840	3,230
Empresas Publicas de Medellin ESP
4.25%, 7/18/2029(b)	1,520	1,608
4.38%, 2/15/2031(a)	1,840	1,949

		9,151

Congo, Democratic Republic of the - 0.1%
HTA Group Ltd.
7.00%, 12/18/2025(b)	746	794

Costa Rica - 0.2%
Instituto Costarricense de Electricidad
6.95%, 11/10/2021(a)	600	609
6.38%, 5/15/2043(a)	500	422

		1,031

Ecuador - 0.1%
Petroamazonas EP
4.63%, 12/6/2021(b)	1,001	921

El Salvador - 0.1%
AES El Salvador Trust II
6.75%, 3/28/2023(a)	800	763

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Georgia - 0.1%
Georgian Railway JSC
7.75%, 7/11/2022(a)	750	795

Guatemala - 0.1%
Banco Industrial SA
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.44%), 4.88%, 1/29/2031(b)(f)	590	603

Indonesia - 2.4%
Indonesia Asahan Aluminium Persero PT
6.76%, 11/15/2048(a)	3,400	4,531
Pertamina Persero PT
5.63%, 5/20/2043(a)	1,820	2,237
4.70%, 7/30/2049(a)	388	436
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.13%, 5/15/2027(a)	600	661
3.88%, 7/17/2029(b)	1,940	2,112
5.25%, 5/15/2047(a)	500	582
4.88%, 7/17/2049(b)	4,678	5,264

		15,823

Israel - 0.3%
Leviathan Bond Ltd.
6.13%, 6/30/2025(a)	661	728
6.50%, 6/30/2027(a)	717	805
6.75%, 6/30/2030(a)	413	470

		2,003

Kazakhstan - 1.0%
Kazakhstan Temir Zholy Finance BV
6.95%, 7/10/2042(a)	386	566
KazMunayGas National Co. JSC
4.75%, 4/19/2027(a)	1,000	1,158
5.75%, 4/19/2047(a)	1,448	1,863
KazTransGas JSC
4.38%, 9/26/2027(a)	1,200	1,371
Tengizchevroil Finance Co. International Ltd.
3.25%, 8/15/2030(a)	1,300	1,353

		6,311

Kuwait - 0.2%
MEGlobal Canada ULC
5.00%, 5/18/2025(a)	1,160	1,293

Malaysia - 0.2%
Petronas Capital Ltd.
4.50%, 3/18/2045(a)	1,150	1,483

Mexico - 4.5%
Banco Mercantil del Norte SA
(US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.76%), 8.38%, 10/14/2030(b)(f)(g)(h)	394	459
Banco Nacional de Comercio Exterior SNC 4.38%, 10/14/2025(a)	500	554
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 8/11/2026(a)(f)	500	500
Cemex SAB de CV
3.88%, 7/11/2031(b)	1,460	1,460
FEL Energy VI Sarl
5.75%, 12/1/2040(a)	1,380	1,435
Petroleos Mexicanos
(ICE LIBOR USD 3 Month + 3.65%), 3.87%, 3/11/2022(f)	799	808
5.38%, 3/13/2022	1,300	1,336
3.50%, 1/30/2023	500	506
6.49%, 1/23/2027	4,103	4,226
5.35%, 2/12/2028	6,020	5,750
6.75%, 9/21/2047	831	725
7.69%, 1/23/2050	10,752	10,147
6.95%, 1/28/2060	2,209	1,922

		29,828

Morocco - 0.7%
OCP SA
6.88%, 4/25/2044(a)	3,450	4,490

Panama - 1.1%
Aeropuerto Internacional de Tocumen SA
6.00%, 11/18/2048(a)	694	834
AES Panama Generation Holdings SRL
4.38%, 5/31/2030(a)	3,100	3,321
4.38%, 5/31/2030(b)	1,450	1,553
Banco Nacional de Panama
2.50%, 8/11/2030(b)	866	864
Empresa de Transmision Electrica SA
5.13%, 5/2/2049(b)	850	1,044

		7,616

Peru - 1.2%
Nexa Resources SA
6.50%, 1/18/2028(b)	1,320	1,534
Peru LNG Srl
5.38%, 3/22/2030(a)	1,980	1,775
Petroleos del Peru SA
4.75%, 6/19/2032(a)	2,100	2,378
5.63%, 6/19/2047(a)	2,000	2,385

		8,072

Saudi Arabia - 0.8%
Saudi Arabian Oil Co.
3.50%, 4/16/2029(a)	4,200	4,614
3.50%, 11/24/2070(b)	1,007	974

		5,588

South Africa - 0.9%
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023(a)	3,900	4,075
8.45%, 8/10/2028(a)	835	939
Transnet SOC Ltd.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
4.00%, 7/26/2022(a)		600	612

			5,626

Trinidad and Tobago - 0.1%
Trinidad Petroleum Holdings Ltd.
9.75%, 6/15/2026(b)		800	914

Tunisia - 0.4%
Banque Centrale de Tunisie International Bond
5.63%, 2/17/2024(a)	EUR	2,268	2,524

Turkey - 0.0%(d)
Ronesans Gayrimenkul Yatirim A/S
7.25%, 4/26/2023(b)		281	260

Ukraine - 0.0%(d)
State Savings Bank of Ukraine
9.63%, 3/20/2025(a)(c)		270	289

United Arab Emirates - 1.2%
Abu Dhabi Crude Oil Pipeline LLC
4.60%, 11/2/2047(a)		850	1,028
EA Partners I BV
6.88%, 9/28/2020(a)(e)		2,751	47
EA Partners II BV
6.75%, 6/1/2021(a)(e)		1,076	441
MDGH - GMTN BV
3.70%, 11/7/2049(b)		5,850	6,410

			7,926

Venezuela, Bolivarian Republic of - 0.0%(d)
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(e)		624	134
9.00%, 11/17/2021(a)(e)		1,240	43
12.75%, 2/17/2022(a)(e)		770	27
5.38%, 4/12/2027(a)(e)		730	26

			230

TOTAL CORPORATE BONDS (Cost $165,797)			165,357

SUPRANATIONAL - 0.1%
Banque Ouest Africaine de Developpement
2.75%, 1/22/2033(b)(Cost $396)	EUR	329	410

OPTIONS PURCHASED - 0.0%(d)
Call Options Purchased - 0.0%(d)
United States - 0.0%(d)
Foreign Exchange USD/ZAR
2/19/2021 at USD 17.00, Vanilla, European Style Notional Amount: USD 13,544 Counterparty: Citibank, NA*		13,544	9

TOTAL OPTIONS PURCHASED (Cost $139)			9

Investments		Shares (000)	Value ($000)
SHORT-TERM INVESTMENTS - 4.7%

INVESTMENT COMPANIES - 4.7%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(i)(j)(Cost $31,576)		31,560	31,579

Total Investments - 94.8% (Cost $631,123)			631,291
Other Assets Less Liabilities - 5.2%			34,289

Net Assets - 100.0%			665,580

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Abbreviations
COP	Colombian Peso
EGP	Egyptian Pound
EUR	Euro
GMTN	Global medium term note
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PT	Limited liability company
RSD	Serbian dinar
RUB	Russian Ruble
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of January 31, 2021.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	Defaulted security.
(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2021.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2021.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(j)	The rate shown is the current yield as of January 31, 2021.
*	Non-income producing security.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Forward foreign currency exchange contracts outstanding as of January 31, 2021 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	8,145	EUR	6,640	BNP Paribas	2/16/2021	85
USD	396	EUR	326	Citibank, NA	2/16/2021	1
USD	732	EUR	602	HSBC Bank, NA	2/16/2021	1
USD	17,522	EUR	14,387	State Street Corp.	2/16/2021	58
CNY	6,639	USD	1,026	BNP Paribas**	2/22/2021	2
CNY	409	USD	63	State Street Corp.**	2/22/2021	1
COP	2,146,812	USD	598	Barclays Bank plc**	2/22/2021	4
COP	2,146,813	USD	597	Citibank, NA**	2/22/2021	4
INR	75,751	USD	1,035	BNP Paribas**	2/22/2021	2
INR	98,855	USD	1,348	Goldman Sachs International**	2/22/2021	5
PLN	1,260	EUR	278	Citibank, NA	2/22/2021	1
PLN	2,465	USD	660	BNP Paribas	2/22/2021	2
PLN	2,489	USD	668	HSBC Bank, NA	2/22/2021	–	(a)
SGD	4	USD	3	HSBC Bank, NA	2/22/2021	–	(a)
TRY	2,740	EUR	300	BNP Paribas	2/22/2021	8
TRY	5,301	USD	707	Barclays Bank plc	2/22/2021	12
TRY	5,187	USD	693	Merrill Lynch International	2/22/2021	10
USD	1,102	BRL	5,821	Goldman Sachs International**	2/22/2021	39
USD	479	CAD	612	Goldman Sachs International	2/22/2021	–	(a)
USD	457	CAD	578	TD Bank Financial Group	2/22/2021	5
USD	361	CLP	256,402	Citibank, NA**	2/22/2021	12
USD	467	COP	1,626,620	BNP Paribas**	2/22/2021	11
USD	725	COP	2,521,269	Goldman Sachs International**	2/22/2021	20
USD	1,194	KRW	1,317,914	Citibank, NA**	2/22/2021	15
USD	1,196	SGD	1,588	BNP Paribas	2/22/2021	1
USD	455	THB	13,623	HSBC Bank, NA	2/22/2021	–	(a)
USD	730	ZAR	10,921	Goldman Sachs International	2/22/2021	11
USD	458	ZAR	6,876	HSBC Bank, NA	2/22/2021	4
USD	215	ZAR	3,255	Merrill Lynch International	2/22/2021	–	(a)
ZAR	16,517	USD	1,077	Goldman Sachs International	2/22/2021	12
RUB	2,798	USD	37	Standard Chartered Bank**	2/24/2021	–	(a)
USD	601	RUB	45,278	Barclays Bank plc**	2/24/2021	4
USD	601	RUB	45,278	Goldman Sachs International**	2/24/2021	4
CNY	5,684	EUR	720	Merrill Lynch International**	3/23/2021	3
CNY	4,482	USD	683	HSBC Bank, NA**	3/23/2021	9
CNY	20,602	USD	3,177	TD Bank Financial Group**	3/23/2021	5
IDR	7,214,514	USD	505	Citibank, NA**	3/23/2021	6
INR	54,770	USD	737	BNP Paribas**	3/23/2021	8
INR	50,480	USD	679	Goldman Sachs International**	3/23/2021	8
RUB	78,096	USD	1,027	Citibank, NA**	3/23/2021	1
THB	71,705	USD	2,389	HSBC Bank, NA	3/23/2021	6
USD	1,111	COP	3,841,081	Standard Chartered Bank**	3/23/2021	37
USD	3,013	EUR	2,473	BNP Paribas	3/23/2021	8
USD	3,569	KRW	3,946,013	Goldman Sachs International**	3/23/2021	40
USD	5,700	MXN	114,709	HSBC Bank, NA	3/23/2021	134
USD	1,613	RUB	119,939	Barclays Bank plc**	3/23/2021	35
USD	1,616	ZAR	23,840	Royal Bank of Canada	3/23/2021	51
USD	1,658	ZAR	24,609	State Street Corp.	3/23/2021	43

Total unrealized appreciation						728

USD	362	EUR	299	State Street Corp.	2/16/2021	(1)
BRL	3,862	USD	729	Citibank, NA**	2/22/2021	(24)
BRL	10,972	USD	2,045	Goldman Sachs International**	2/22/2021	(41)
CLP	256,402	USD	355	Goldman Sachs International**	2/22/2021	(6)
EUR	896	CNY	7,048	BNP Paribas**	2/22/2021	(3)
EUR	499	TRY	4,497	Barclays Bank plc	2/22/2021	(4)
INR	67,694	USD	927	BNP Paribas**	2/22/2021	–	(a)
KRW	1,850,095	USD	1,663	BNP Paribas**	2/22/2021	(8)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
KRW	1,069,260	USD	959	Citibank, NA**	2/22/2021	(3)
KRW	2,112,136	USD	1,915	Goldman Sachs International**	2/22/2021	(26)
MXN	7,378	CAD	467	BNP Paribas	2/22/2021	(6)
MXN	7,358	CAD	466	Goldman Sachs International	2/22/2021	(6)
MXN	36,624	EUR	1,502	TD Bank Financial Group	2/22/2021	(40)
MXN	14,677	USD	736	Goldman Sachs International	2/22/2021	(22)
SGD	668	USD	504	BNP Paribas	2/22/2021	(2)
SGD	916	USD	691	State Street Corp.	2/22/2021	(1)
TRY	3,463	USD	470	BNP Paribas	2/22/2021	– (a)
USD	40	COP	145,736	Goldman Sachs International**	2/22/2021	(1)
USD	2,489	EUR	2,053	BNP Paribas	2/22/2021	(4)
USD	1,204	THB	36,190	Goldman Sachs International	2/22/2021	(5)
USD	1,078	ZAR	16,517	Goldman Sachs International	2/22/2021	(11)
RUB	36,999	USD	499	BNP Paribas**	2/24/2021	(11)
RUB	50,758	USD	688	Merrill Lynch International**	2/24/2021	(18)
BRL	10,720	USD	1,959	BNP Paribas**	3/23/2021	(2)
BRL	25,333	USD	4,761	Citibank, NA**	3/23/2021	(137)
CNY	12,188	USD	1,883	State Street Corp.**	3/23/2021	– (a)
COP	6,513,021	USD	1,868	Bank of America NA**	3/23/2021	(46)
COP	9,627,185	USD	2,723	BNP Paribas**	3/23/2021	(31)
COP	7,512,480	USD	2,202	Merrill Lynch International**	3/23/2021	(101)
INR	69,356	USD	944	Goldman Sachs International**	3/23/2021	– (a)
KRW	755,747	USD	693	Barclays Bank plc**	3/23/2021	(17)
KRW	1,537,207	USD	1,396	BNP Paribas**	3/23/2021	(22)
KRW	1,653,059	USD	1,513	Goldman Sachs International**	3/23/2021	(34)
MXN	27,616	USD	1,385	Barclays Bank plc	3/23/2021	(45)
MXN	20,789	USD	1,019	BNP Paribas	3/23/2021	(11)
MXN	19,248	USD	967	State Street Corp.	3/23/2021	(34)
MXN	14,726	USD	727	TD Bank Financial Group	3/23/2021	(13)
RUB	69,680	USD	937	BNP Paribas**	3/23/2021	(20)
RUB	55,101	USD	750	Citibank, NA**	3/23/2021	(25)
RUB	51,652	USD	701	Goldman Sachs International**	3/23/2021	(21)
USD	1,450	EUR	1,195	BNP Paribas	3/23/2021	(2)
USD	1,141	IDR	16,245,440	BNP Paribas**	3/23/2021	(11)
USD	6,649	PLN	24,900	Goldman Sachs International	3/23/2021	(39)
USD	2,386	THB	71,705	BNP Paribas	3/23/2021	(10)
ZAR	28,912	EUR	1,563	Citibank, NA	3/23/2021	(1)
ZAR	27,581	EUR	1,503	HSBC Bank, NA	3/23/2021	(15)
ZAR	11,044	USD	741	Citibank, NA	3/23/2021	(16)
ZAR	10,813	USD	710	Goldman Sachs International	3/23/2021	– (a)
ZAR	21,671	USD	1,473	Standard Chartered Bank	3/23/2021	(50)

Total unrealized depreciation						(946)

Net unrealized depreciation						(218)

Abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chile Peso
CNY	China Yuan
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
INR	Indian Rupee
KRW	Korean Republic Won
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Options are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Corporate Bonds	$–	$165,357	$–	$165,357
Foreign Government Securities	–	433,936	–	433,936
Options Purchased
Call Options Purchased	–	9	–	9
Supranational	–	410	–	410
Short-Term Investments
Investment Companies	31,579	–	–	31,579
Total Investments in Securities	$31,579	$599,712	$–	$631,291

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$728	$–	$728

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(946)	$–	$(946)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The

Underlying Fund’s distributions may be reinvested into the Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below. Amounts in the table below are in thousands.

For the period ended January 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2021	Shares at January 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.11%(a)(b)	$12,250	$222,152	$202,841	$14	$4	$31,579	31,560	$3	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2021.

C. Derivatives — The Fund used derivative instruments including options and forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2021 (Unaudited) (continued)

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (2) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including currencies, futures, securities, options on indices and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.